Schedules of Investments (unaudited)
Impax High Yield Bond Fund	March 31, 2023

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.2%
HEALTH CARE: 0.2%
Avantor, Inc.	60,790	$1,285,101
Interactive Health, Inc. (a)(b)(c)	706	28,586

TOTAL COMMON STOCKS		1,313,687
(Cost $1,179,359)

PREFERRED STOCKS: 0.0% (d)
HEALTH CARE: 0.0% (d)
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	57,173
(Cost $357,962)

BONDS: 94.7%
COMMUNITY INVESTMENT NOTES: 0.2%
CEI Investment Note, 2.000%, 09/30/23 (b)(c)	$521,055	521,055
Envest Microfinance Fund, LLC, 4.380%, 10/25/23 (b)(c)	150,000	150,000
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (b)	250,000	242,653
(Cost $921,055)		913,708

CORPORATE BONDS: 91.6%
AUTOMOTIVE: 4.8%
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (e)	2,575,000	2,435,322
Allison Transmission, Inc., 144A, 5.875%, 06/01/29 (e)	1,925,000	1,876,490
Allison Transmission, Inc., 144A, 3.750%, 01/30/31 (e)	2,475,000	2,114,306
Dana, Inc., 4.500%, 02/15/32	3,900,000	3,082,600
Ford Motor Co., 3.250%, 02/12/32	3,850,000	3,031,361
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,025,000	1,014,068
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	2,075,000	1,993,970
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	3,750,000	3,675,920
Ford Motor Credit Co., LLC, 2.700%, 08/10/26	1,850,000	1,648,813
Ford Motor Credit Co., LLC, 4.000%, 11/13/30	2,150,000	1,829,879
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (e)	3,075,000	3,025,416
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (e)	3,750,000	3,308,543
		29,036,688

BASIC INDUSTRY: 7.2%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (e)	1,600,000	1,522,496
Advanced Drainage Systems, Inc., 144A, 6.375%, 06/15/30 (e)	2,450,000	2,403,468
ASP Unifrax Holdings, Inc., 144A, 7.500%, 09/30/29 (e)	1,875,000	1,276,016
ATI, Inc., 4.875%, 10/01/29	950,000	866,003
ATI, Inc., 5.125%, 10/01/31	1,800,000	1,640,637
Avient Corp., 144A, 7.125%, 08/01/30 (e)	3,000,000	3,096,750
BCPE Ulysses Intermediate, Inc., 144A, 7.750%, 04/01/27 (e)	575,000	452,166
CVR Partners, LP/CVR Nitrogen Finance Corp., 144A, 6.125%, 06/15/28 (e)	2,800,000	2,485,294
GYP Holdings III Corp., 144A, 4.625%, 05/01/29 (e)	2,500,000	2,140,625
Interface, Inc., 144A, 5.500%, 12/01/28 (e)	4,275,000	3,450,986
Koppers, Inc., 144A, 6.000%, 02/15/25 (e)	3,472,000	3,473,475
LBM Acquisition, LLC, 144A, 6.250%, 01/15/29 (e)	2,775,000	2,127,025
MDC Holdings, Inc., 3.850%, 01/15/30	2,000,000	1,712,445
Mercer International, Inc., 5.500%, 01/15/26	1,075,000	1,048,431
Mercer International, Inc., 5.125%, 02/01/29	1,825,000	1,564,938
Novelis Corp., 144A, 4.750%, 01/30/30 (e)	2,300,000	2,116,000
Olympus Water US Holding Corp., 144A, 4.250%, 10/01/28 (e)	1,975,000	1,636,258
Olympus Water US Holding Corp., 144A, 6.250%, 10/01/29 (e)	1,800,000	1,334,010
Shea Homes, LP/Funding Corp., 4.750%, 02/15/28	2,100,000	1,879,532
Shea Homes, LP/Funding Corp., 4.750%, 04/01/29	1,075,000	939,539
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (e)	4,150,000	3,615,189
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (e)	2,700,000	2,567,997
		43,349,280

CAPITAL GOODS: 8.0%
ARD Finance SA, 144A, 6.500%, 06/30/27 (e)	3,075,000	2,356,065
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 6.000%, 06/15/27 (e)	875,000	868,350
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 3.250%, 09/01/28 (e)	1,075,000	926,384
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (e)	1,275,000	998,905
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (e)	1,600,000	1,494,168
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (e)	4,525,000	3,572,080
ATS Corp., 144A, 4.125%, 12/15/28 (e)	3,150,000	2,797,373
Ball Corp., 6.875%, 03/15/28	2,000,000	2,072,040
Chart Industries, Inc., 144A, 7.500%, 01/01/30 (e)	2,000,000	2,068,940
Chart Industries, Inc., 144A, 9.500%, 01/01/31 (e)	1,300,000	1,372,742
Clydesdale Acquisition Holdings, Inc., 144A, 8.750%, 04/15/30 (e)	2,350,000	2,138,335
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28 (e)	2,850,000	2,380,035
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (e)	5,400,000	4,691,768
Howmet Aerospace, Inc., 5.900%, 02/01/27	1,075,000	1,094,818
Howmet Aerospace, Inc., 6.750%, 01/15/28	2,025,000	2,128,964
MajorDrive Holdings IV, LLC, 144A, 6.375%, 06/01/29 (e)	1,100,000	815,935
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (e)	4,175,000	4,185,708
OI European Group BV, 144A, 4.750%, 02/15/30 (e)	2,100,000	1,924,188
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (e)	1,075,000	1,076,534
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (e)	1,875,000	1,879,125
Regal Rexnord Corp., 144A, 6.050%, 04/15/28 (e)	1,550,000	1,551,823
Regal Rexnord Corp., 144A, 6.400%, 04/15/33 (e)	2,600,000	2,604,703
Terex Corp., 144A, 5.000%, 05/15/29 (e)	3,150,000	2,934,241
		47,933,224

CONSUMER GOODS: 6.6%
BellRing Brands, Inc., 144A, 7.000%, 03/15/30 (e)	3,000,000	3,041,610
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (e)	5,800,000	5,785,500
Diamond BC BV, 144A, 4.625%, 10/01/29 (e)	1,422,000	1,386,948
Lamb Weston Holdings, Inc., 144A, 4.125%, 01/31/30 (e)	2,100,000	1,923,485
Lamb Weston Holdings, Inc., 144A, 4.375%, 01/31/32 (e)	2,100,000	1,906,396
Land O' Lakes, Inc., 144A, 7.000%, 09/18/28 (e)	1,685,000	1,440,355
Natura Cosmeticos SA, 144A, 4.125%, 05/03/28 (e)	2,900,000	2,364,350
Newell Brands, Inc., 6.375%, 09/15/27	1,775,000	1,793,283
Newell Brands, Inc., 6.625%, 09/15/29	1,775,000	1,792,218
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (e)	2,150,000	2,103,818
Performance Food Group, Inc., 144A, 4.250%, 08/01/29 (e)	2,025,000	1,820,591
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (e)	758,000	740,610
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (e)	3,500,000	3,302,141
Post Holdings, Inc., 144A, 4.500%, 09/15/31 (e)	3,075,000	2,709,075
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (e)	1,075,000	934,328
Spectrum Brands, Inc., 144A, 5.500%, 07/15/30 (e)	1,075,000	946,923
Spectrum Brands, Inc., 144A, 3.875%, 03/15/31 (e)	1,075,000	880,185
United Natural Foods, Inc., 144A, 6.750%, 10/15/28 (e)	5,375,000	5,000,416
		39,872,232

FINANCIAL SERVICES: 2.8%
Ally Financial, Inc., 5.750%, 11/20/25	1,700,000	1,600,662
Ally Financial, Inc., 6.700%, 02/14/33	2,650,000	2,357,614
Armor Holdco, Inc., 144A, 8.500%, 11/15/29 (e)	1,575,000	1,283,918
Block, Inc., 2.750%, 06/01/26	1,075,000	981,464
Block, Inc., 3.500%, 06/01/31	1,500,000	1,233,323
OneMain Finance Corp., 6.875%, 03/15/25	525,000	509,250
OneMain Finance Corp., 3.500%, 01/15/27	1,450,000	1,218,582
OneMain Finance Corp., 6.625%, 01/15/28	1,975,000	1,812,655
OneMain Finance Corp., 5.375%, 11/15/29	1,825,000	1,537,198
PennyMac Financial Services, Inc., 144A, 4.250%, 02/15/29 (e)	1,075,000	857,065
PennyMac Financial Services, Inc., 144A, 5.750%, 09/15/31 (e)	2,600,000	2,061,773
PNC Financial Services Group, Inc., The, 6.200%, 09/15/27 (f)	1,625,000	1,532,944
		16,986,448

HEALTH CARE: 8.7%
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (e)	2,075,000	1,907,029
AdaptHealth, LLC, 144A, 4.625%, 08/01/29 (e)	1,075,000	896,162
Akumin Escrow, Inc., 144A, 7.500%, 08/01/28 (e)	950,000	665,916
Akumin, Inc., 144A, 7.000%, 11/01/25 (e)	1,275,000	1,005,675
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (e)	5,600,000	5,311,095
Avantor Funding, Inc., 144A, 3.875%, 11/01/29 (e)	2,100,000	1,881,432
Bausch Health Cos., Inc., 144A, 6.125%, 02/01/27 (e)	1,900,000	1,231,618
Centene Corp., 4.250%, 12/15/27	1,075,000	1,036,795
Centene Corp., 4.625%, 12/15/29	3,200,000	3,011,648
Cheplapharm Arzneimittel GmbH, 144A, 5.500%, 01/15/28 (e)	2,525,000	2,250,861
Encompass Health Corp., 4.750%, 02/01/30	2,875,000	2,617,113
Garden Spinco Corp., 144A, 8.625%, 07/20/30 (e)	3,375,000	3,609,548
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (e)	2,050,000	1,823,923
IQVIA, Inc., 144A, 5.000%, 05/15/27 (e)	3,350,000	3,295,194
Medline Borrower, LP, 144A, 5.250%, 10/01/29 (e)	3,525,000	3,061,700
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 4.125%, 04/30/28 (e)	1,425,000	1,303,889
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 5.125%, 04/30/31 (e)	2,750,000	2,443,588
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (e)	2,175,000	2,111,058
Prestige Brands, Inc., 144A, 3.750%, 04/01/31 (e)	900,000	763,641
Tenet Healthcare Corp., 5.125%, 11/01/27	5,000,000	4,805,004
Tenet Healthcare Corp., 6.125%, 10/01/28	4,200,000	4,029,249
Tenet Healthcare Corp., 144A, 6.125%, 06/15/30 (e)	3,425,000	3,381,845
		52,443,983

INSURANCE: 0.5%
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (e)	3,150,000	3,009,900

LEISURE: 2.2%
Lindblad Expeditions, LLC, 144A, 6.750%, 02/15/27 (e)	3,025,000	2,932,193
MGM Resorts International, 6.750%, 05/01/25	1,075,000	1,084,450
MGM Resorts International, 5.500%, 04/15/27	2,475,000	2,404,013
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 5.875%, 10/01/28 (e)	1,050,000	967,974
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 4.875%, 05/15/29 (e)	3,600,000	3,101,275
Viking Ocean Cruises Ship VII, Ltd., 144A, 5.625%, 02/15/29 (e)	3,150,000	2,707,031
		13,196,936

MEDIA: 11.4%
Altice France SA, 144A, 5.125%, 07/15/29 (e)	2,850,000	2,147,333
Arches Buyer, Inc., 144A, 4.250%, 06/01/28 (e)	3,550,000	2,970,480
Cars.com, Inc., 144A, 6.375%, 11/01/28 (e)	3,750,000	3,547,650
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (e)	1,075,000	1,017,208
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (e)	3,275,000	3,010,806
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (e)	8,375,000	7,265,312
CCO Holdings, LLC/Capital Corp., 144A, 7.375%, 03/01/31 (e)	2,000,000	1,970,000
CCO Holdings, LLC/Capital Corp., 4.500%, 05/01/32	3,925,000	3,214,222
Cimpress, PLC, 7.000%, 06/15/26	3,150,000	2,523,103
Clear Channel International BV, 144A, 6.625%, 08/01/25 (e)	1,410,000	1,373,315
Clear Channel Outdoor Holdings, Inc., 144A, 7.750%, 04/15/28 (e)	2,500,000	1,877,250
CSC Holdings, LLC, 144A, 6.500%, 02/01/29 (e)	800,000	665,134
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (e)	2,725,000	1,437,438
CSC Holdings, LLC, 144A, 4.625%, 12/01/30 (e)	2,725,000	1,346,286
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (e)	2,025,000	1,456,167
DIRECTV Financing, LLC/Co.-Obligor, Inc., 144A, 5.875%, 08/15/27 (e)	4,025,000	3,649,306
DISH DBS Corp., 5.875%, 11/15/24	1,375,000	1,227,600
DISH DBS Corp., 7.375%, 07/01/28	2,025,000	1,157,450
DISH Network Corp., 144A, 11.750%, 11/15/27 (e)	850,000	825,397
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31 (e)	2,875,000	1,912,263
Gray Television, Inc., 144A, 4.750%, 10/15/30 (e)	3,175,000	2,111,375
iHeartCommunications, Inc., 8.375%, 05/01/27	1,000,000	728,415
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (e)	1,675,000	1,370,921
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (e)	2,025,000	1,601,613
LCPR Senior Secured Financing DAC, 144A, 5.125%, 07/15/29 (e)	2,450,000	2,067,666
Nexstar Media, Inc., 144A, 5.625%, 07/15/27 (e)	2,725,000	2,520,994
Nexstar Media, Inc., 144A, 4.750%, 11/01/28 (e)	2,025,000	1,803,344
Sirius XM Radio, Inc., 144A, 4.000%, 07/15/28 (e)	3,400,000	2,924,000
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (e)	2,075,000	1,890,750
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (e)	2,025,000	1,657,726
Univision Communications, Inc., 144A, 4.500%, 05/01/29 (e)	4,575,000	3,848,329
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (e)	1,803,000	1,115,170
VTR Finance NV, 144A, 6.375%, 07/15/28 (e)	1,175,000	475,875
		68,709,898

REAL ESTATE: 3.3%
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (e)	3,595,000	3,238,214
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (e)	1,475,000	1,418,589
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (e)	2,750,000	2,388,870
Iron Mountain, Inc., 144A, 5.000%, 07/15/28 (e)	1,925,000	1,793,359
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (e)	5,050,000	4,544,394
Kennedy-Wilson, Inc., 4.750%, 02/01/30	1,925,000	1,422,642
Kennedy-Wilson, Inc., 5.000%, 03/01/31	2,175,000	1,597,961
Rithm Capital Corp., 144A, 6.250%, 10/15/25 (e)	2,175,000	1,943,167
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 10.500%, 02/15/28 (e)	1,550,000	1,504,895
		19,852,091

RETAIL: 6.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (e)	2,200,000	2,129,820
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 6.500%, 02/15/28 (e)	2,000,000	2,007,110
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.500%, 03/15/29 (e)	1,175,000	1,023,465
Bath & Body Works, Inc., 144A, 6.625%, 10/01/30 (e)	2,750,000	2,683,395
Bath & Body Works, Inc., 6.950%, 03/01/33	2,400,000	2,125,440
Crocs, Inc., 144A, 4.250%, 03/15/29 (e)	2,600,000	2,283,502
Crocs, Inc., 144A, 4.125%, 08/15/31 (e)	3,050,000	2,515,650
Macy's Retail Holdings, LLC, 144A, 5.875%, 04/01/29 (e)	825,000	764,082
Macy's Retail Holdings, LLC, 144A, 6.125%, 03/15/32 (e)	1,525,000	1,343,815
Macy's Retail Holdings, LLC, 144A, 6.700%, 07/15/34 (e)	2,700,000	2,238,030
Macy's Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	666,385
Michaels Cos., Inc., The, 144A, 5.250%, 05/01/28 (e)	3,250,000	2,712,028
Michaels Cos., Inc., The, 144A, 7.875%, 05/01/29 (e)	2,075,000	1,454,461
New Albertsons, LP, 7.750%, 06/15/26	1,025,000	1,035,373
NMG Holding Co., Inc./Neiman Marcus Group, LLC, 144A, 7.125%, 04/01/26 (e)	4,550,000	4,275,953
PetSmart, Inc./Finance Corp., 144A, 4.750%, 02/15/28 (e)	1,850,000	1,738,353
Safeway, Inc., 7.250%, 02/01/31	2,925,000	2,936,042
SEG Holding, LLC/Finance Corp., 144A, 5.625%, 10/15/28 (e)	3,800,000	3,611,869
Victoria's Secret & Co., 144A, 4.625%, 07/15/29 (e)	2,175,000	1,764,730
		39,309,503

SERVICES: 9.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26 (e)	1,825,000	1,626,826
Albion Financing 2 SARL, 144A, 8.750%, 04/15/27 (e)	1,050,000	911,997
Camelot Finance SA, 144A, 4.500%, 11/01/26 (e)	2,175,000	2,058,061
Clarivate Science Holdings Corp., 144A, 3.875%, 07/01/28 (e)	2,425,000	2,166,869
Clean Harbors, Inc., 144A, 6.375%, 02/01/31 (e)	2,000,000	2,042,600
Dycom Industries, Inc., 144A, 4.500%, 04/15/29 (e)	3,250,000	2,936,846
GFL Environmental, Inc., 144A, 4.000%, 08/01/28 (e)	2,925,000	2,660,200
GPD Cos., Inc., 144A, 10.125%, 04/01/26 (e)	3,725,000	3,390,868
Hertz Corp, The, 144A, 5.000%, 12/01/29 (e)	3,475,000	2,881,957
Maxim Crane Works Holdings Capital, LLC, 144A, 10.125%, 08/01/24 (e)	3,633,000	3,592,596
NESCO Holdings II, Inc., 144A, 5.500%, 04/15/29 (e)	2,975,000	2,694,443
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (e)	2,050,000	2,036,624
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (e)	6,600,000	6,177,203
Ritchie Bros Holdings, Inc., 144A, 6.750%, 03/15/28 (e)	1,800,000	1,855,944
Ritchie Bros Holdings, Inc., 144A, 7.750%, 03/15/31 (e)	1,800,000	1,888,686
Staples, Inc., 144A, 7.500%, 04/15/26 (e)	4,300,000	3,771,529
Staples, Inc., 144A, 10.750%, 04/15/27 (e)	2,925,000	2,124,501
United Rentals North America, Inc., 5.250%, 01/15/30	2,550,000	2,456,849
WASH Multifamily Acquisition, Inc., 144A, 5.750%, 04/15/26 (e)	3,150,000	2,984,184
White Cap Buyer, LLC, 144A, 6.875%, 10/15/28 (e)	1,800,000	1,563,045
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (e)	2,450,000	2,231,684
WW International, Inc., 144A, 4.500%, 04/15/29 (e)	3,250,000	1,751,084
ZipRecruiter, Inc., 144A, 5.000%, 01/15/30 (e)	2,625,000	2,247,643
		58,052,239

TECHNOLOGY & ELECTRONICS: 8.0%
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (e)	1,625,000	668,054
Ciena Corp., 144A, 4.000%, 01/31/30 (e)	1,625,000	1,415,213
Coherent Corp., 144A, 5.000%, 12/15/29 (e)	4,075,000	3,703,156
CommScope, Inc., 144A, 6.000%, 03/01/26 (e)	1,850,000	1,787,479
CommScope, Inc., 144A, 7.125%, 07/01/28 (e)	2,400,000	1,773,048
Diebold Nixdorf, Inc., 144A, 9.375%, 07/15/25 (e)	2,652,000	1,359,150
Endurance International Group Holdings, Inc., 144A, 6.000%, 02/15/29 (e)	2,975,000	2,013,159
Entegris Escrow Corp., 144A, 5.950%, 06/15/30 (e)	2,125,000	2,061,760
Gen Digital, Inc., 144A, 6.750%, 09/30/27 (e)	2,000,000	2,012,500
Gen Digital, Inc., 144A, 7.125%, 09/30/30 (e)	1,150,000	1,145,285
GoTo Group, Inc., 144A, 5.500%, 09/01/27 (e)	3,750,000	1,923,562
Imola Merger Corp., 144A, 4.750%, 05/15/29 (e)	3,625,000	3,246,985
McAfee Corp., 144A, 7.375%, 02/15/30 (e)	1,650,000	1,385,001
NCR Corp., 144A, 5.125%, 04/15/29 (e)	5,675,000	4,915,961
Nokia Oyj, 6.625%, 05/15/39	3,025,000	3,022,066
Open Text Corp., 144A, 6.900%, 12/01/27 (e)	2,000,000	2,065,000
Open Text Corp., 144A, 3.875%, 12/01/29 (e)	2,125,000	1,791,150
PTC, Inc., 144A, 4.000%, 02/15/28 (e)	1,675,000	1,566,822
Rackspace Technology Global, Inc., 144A, 5.375%, 12/01/28 (e)	1,350,000	517,674
Sensata Technologies BV, 144A, 5.875%, 09/01/30 (e)	3,775,000	3,745,366
VM Consolidated, Inc., 144A, 5.500%, 04/15/29 (e)	3,981,000	3,529,961
ZoomInfo Technologies, LLC/Finance Corp., 144A, 3.875%, 02/01/29 (e)	3,225,000	2,795,672
		48,444,024

TELECOMMUNICATIONS: 8.4%
Altice Financing SA, 144A, 5.750%, 08/15/29 (e)	2,100,000	1,671,401
Altice France Holding SA, 144A, 10.500%, 05/15/27 (e)	2,500,000	1,914,750
Altice France Holding SA, 144A, 6.000%, 02/15/28 (e)	1,025,000	655,078
Altice France SA, 144A, 5.500%, 01/15/28 (e)	3,275,000	2,693,524
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (e)	3,450,000	3,423,779
Digicel International Finance, Ltd./Holdings, Ltd., 144A, 8.750%, 05/25/24 (e)	1,000,000	900,103
Digicel, Ltd., 144A, 6.750%, 03/01/23 (e)	900,000	193,500
Frontier Communications Holdings, LLC, 144A, 5.000%, 05/01/28 (e)	2,150,000	1,868,092
Frontier Communications Holdings, LLC, 144A, 6.750%, 05/01/29 (e)	1,075,000	852,980
Frontier Communications Holdings, LLC, 144A, 8.750%, 05/15/30 (e)	900,000	897,377
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (e)	1,255,000	1,186,483
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (e)	1,925,000	1,159,139
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (e)	1,075,000	779,031
Ligado Networks, LLC, 144A, 15.500%, 11/01/23 (e)	2,816,499	684,175
Lumen Technologies, Inc., 144A, 5.125%, 12/15/26 (e)	1,925,000	1,272,233
Lumen Technologies, Inc., 144A, 4.000%, 02/15/27 (e)	900,000	594,824
Lumen Technologies, Inc., 144A, 5.375%, 06/15/29 (e)	1,275,000	619,867
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (e)	2,864,000	2,670,882
Sprint Capital Corp., 6.875%, 11/15/28	2,025,000	2,177,888
Sprint Capital Corp., 8.750%, 03/15/32	1,950,000	2,376,192
Sprint, LLC, 7.125%, 06/15/24	3,100,000	3,154,159
Telecom Italia Capital SA, 7.200%, 07/18/36	1,625,000	1,471,884
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (e)	1,225,000	1,201,658
T-Mobile USA, Inc., 4.750%, 02/01/28	2,200,000	2,173,839
T-Mobile USA, Inc., 3.375%, 04/15/29	3,100,000	2,829,020
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 4.750%, 04/15/28 (e)	3,075,000	2,379,650
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.500%, 02/15/29 (e)	2,075,000	1,268,354
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (e)	925,000	765,539
Virgin Media Secured Finance, PLC, 144A, 5.500%, 05/15/29 (e)	2,575,000	2,400,898
Vmed O2 UK Financing I, PLC, 144A, 4.750%, 07/15/31 (e)	2,100,000	1,802,651
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (e)	3,250,000	2,654,843
		50,693,793

TRANSPORTATION: 0.8%
Great Lakes Dredge & Dock Corp., 144A, 5.250%, 06/01/29 (e)	3,150,000	2,384,865
Promontoria Holding 264 BV, 144A, 7.875%, 03/01/27 (e)	2,600,000	2,510,886
		4,895,751

UTILITY: 2.8%
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (e)	2,175,000	2,079,539
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (e)	1,925,000	1,662,045
Clearway Energy Operating, LLC, 144A, 3.750%, 01/15/32 (e)	1,150,000	957,894
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (e)	4,500,000	3,924,907
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (e)	2,650,000	2,428,510
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (e)	2,900,000	2,461,331
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (e)	1,525,000	1,450,662
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (e)	2,025,000	1,818,988
		16,783,876

TOTAL CORPORATE BONDS		552,569,866
(Cost $625,566,750)

LOANS: 2.9%
BASIC INDUSTRY: 0.6%
Aruba Investments Holdings, LLC, aka Angus Chemical, 8.831%, 11/24/27 (f)	1,786,398	1,747,687
ASP Unifrax Holdings, Inc., 8.691%, 12/12/25 (f)	1,984,456	1,805,389
		3,553,076

CONSUMER GOODS: 0.8%
AI Aqua Merger Sub, Inc., aka Culligan, 8.556%, 07/30/28 (f)	1,985,000	1,921,738
Whole Earth Brands, Inc., 9.228%, 02/05/28 (f)	3,016,140	2,563,719
		4,485,457

HEALTH CARE: 0.6%
Medline Borrower, LP, 8.029%, 10/21/28 (f)	3,982,406	3,888,142

TECHNOLOGY & ELECTRONICS: 0.3%
McAfee Corp., 8.552%, 03/01/29 (f)	1,736,875	1,638,307

TELECOMMUNICATIONS: 0.1%
Digicel International Finance, Ltd., 8.075%, 05/27/24 (f)	976,750	884,203

TRANSPORTATION: 0.5%
SkyMiles IP, Ltd., aka Delta Airlines, Inc., 8.884%, 10/20/27 (f)	2,850,000	2,958,314

TOTAL LOANS		17,407,499
(Cost $18,003,685)

TOTAL BONDS		570,891,073
(Cost $644,491,490)

CERTIFICATES OF DEPOSIT: 0.1%
Shared Interest, Inc., 0.550%, 09/30/24 (b)	500,000	500,000
(Cost $500,000)

MONEY MARKET: 3.4%
State Street Institutional U.S. Government Money Market Fund, 4.700% (g)(h)	20,424,464	20,424,464
(Cost $20,424,464)

TOTAL INVESTMENTS: 98.4%		593,186,397
(Cost $666,953,275)

Other assets and liabilities - (net): 1.6%		9,581,605

Net Assets: 100.0%		$602,768,002

(a)	Non-income producing security.

(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Rounds to less than 0.05%.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(f)	Rate shown reflects the accrual rate as of March 31, 2023 on securities with variable or step rates.
(g)	Rate shown represents annualized 7-day yield as of March 31, 2023.
(h)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. Interest rate shown reflects rates in effect as of March 31, 2023.

LP-Limited Partnership

March 31, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2023, six securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $756,814, representing 0.13% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,378,643,866	$-	$-	$1,378,643,866
Cash Equivalents	20,201,779	-	-	20,201,779
Total	$1,398,845,645	$-	$-	$1,398,845,645
Small Cap
Common Stocks	$596,285,922	$-	$-	$596,285,922
Cash Equivalents	28,052,806	-	-	28,052,806
Total	$624,338,728	$-	$-	$624,338,728
US Sustainable Economy
Common Stocks	$261,682,147	$-	$-	$261,682,147
Exchange-Traded Funds	$1,974,828	-	-	1,974,828
Cash Equivalents	629,780	-	-	629,780
Total	$264,286,755	$-	$-	$264,286,755
Global Sustainable Infrastructure
Common Stocks	$57,916,725	$50,944,384	$-	$108,861,109
Closed-End Investment Company	385,067	-	-	385,067
Cash Equivalents	678,978	-	-	678,978
Total	$58,980,770	$50,944,384	$-	$109,925,154
Global Opportunities
Common Stocks	$67,980,471	$45,116,564	$-	$113,097,035
Preferred Stocks	-	2,551,496	-	2,551,496
Cash Equivalents	972,598	-	-	972,598
Total	$68,953,069	$47,668,060	$-	$116,621,129
Global Environmental Markets
Common Stocks	$1,469,496,510	$913,134,032	$-	$2,382,630,542
Cash Equivalents	14,263,895	-	-	14,263,895
Total	$1,483,760,405	$913,134,032	$-	$2,396,894,437
Global Women’s Leadership
Common Stocks	$436,443,823	$356,963,534	$-	$793,407,357
Preferred Stocks	-	325,453	-	325,453
Cash Equivalents	6,749,661	-	-	6,749,661
Total	$443,193,484	$357,288,987	$-	$800,482,471
International Sustainable Economy
Common Stocks	$-	$933,419,659	$-	$933,419,659
Preferred Stocks	-	6,066,351	-	6,066,351
Cash Equivalents	33,980,639	-	-	33,980,639
Total	$33,980,639	$939,486,010	$-	$973,466,649
Core Bond
Community Investment Notes	$-	$242,653	$454,521	$697,174
Corporate Bonds	-	322,807,933	-	322,807,933
U.S. Gov't Agency Bonds	-	9,131,155	-	9,131,155
Government Bonds	-	6,478,883	-	6,478,883
Supranational Bonds	-	95,527,892	-	95,527,892
Municipal Bonds	-	16,757,006	-	16,757,006
U.S. Treasury Notes	-	112,879,457	-	112,879,457
Asset-Backed Securities	-	49,275,929	-	49,275,929
Mortgage-Backed Securities	-	203,391,245	-	203,391,245
Cash Equivalents	16,858,435	-	-	16,858,435
Total	$16,858,435	$816,492,153	$454,521	$833,805,109
High Yield Bond
Community Investment Notes	$-	$242,653	$671,055	$913,708
Common Stocks	-	1,285,101	28,586	1,313,687
Preferred Stocks	-	-	57,173	57,173
Corporate Bonds	-	552,569,866	-	552,569,866
Loans	-	17,407,499	-	17,407,499
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	20,424,464	-	-	20,424,464
Total	$20,424,464	$572,005,119	$756,814	$593,186,397
Sustainable Allocation
Affiliated Investment Companies	$2,170,570,307	$-	$-	$2,170,570,307
Cash Equivalents	57,008,370	-	-	57,008,370
Total	$2,227,578,677	$-	$-	$2,227,578,677

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are valued based on an offer by the issuer to repurchase the shares. The Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Tables for Notes to the Financial Statements

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/22	Additions	Reductions	03/31/23	12/31/22	Income	Gains/Losses[1]	Depreciation	03/31/23
Sustainable Allocation
Large Cap	75,268,533	-	2,394,309	72,874,224	$870,104,236	$-	$(1,210,212)	$53,815,218	$892,709,241
Small Cap	4,176,980	-	-	4,176,980	59,689,044	-	-	3,090,965	62,780,009
Global Sustainable Infrastructure	7,971,319	-	-	7,971,319	68,314,199	-	-	3,188,527	71,502,727
Global Opportunities	4,082,111	-	-	4,082,111	56,129,027	-	-	4,653,607	60,782,634
Global Environmental Markets	2,635,835	-	-	2,635,835	51,609,644	-	-	4,639,069	56,248,713
Global Women's Leadership	2,057,973	-	-	2,057,973	56,491,351	-	-	3,766,090	60,257,442
International Sustainable Economy	11,578,384	-	-	11,578,384	99,689,886	-	-	8,799,572	108,489,458
Core Bond	85,316,699	614,701	-	85,931,400	740,548,945	5,430,015	-	16,232,556	762,211,516
High Yield	16,220,310	232,112	-	16,452,421	92,617,968	1,352,955	-	1,617,645	95,588,567
Total					$2,095,194,300	$6,782,970	$(1,210,212)	$99,803,249	$2,170,570,307